LONG-TERM OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accrued royalties	$ 22,101	$ 17,605
Other	4,507	3,945
Long-term obligations	$ 26,608	$ 21,550